Leases - Components of Lease Expense and Sublease Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020
Leases Disclosure [Line Items]
Operating lease expense	$ 49,272	$ 49,159	$ 147,528	$ 146,039
Short-term lease expense	0	0	0	0
Variable lease expense	1,709	1,956	3,527	5,805
Sublease income	(115)	(403)	(641)	(1,205)
Net lease expense	$ 50,866	$ 50,712	$ 150,414	$ 150,639
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Operating lease expense					$ 195,301
Short-term lease expense					0
Variable lease expense					7,736
Sublease income					(1,591)
Net lease expense					$ 201,446